MASTER TRUST (Tables)	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Master Trust [Line Items]
Net Assets and the Changes in Net Assets of the Master Trust
As of December 31, the net assets of the Master Trust and the Plan's interest in the Master Trust were as follows (in thousands):

	2025		2024
	Master Trust Balances	Plan's Interest in Master Trust Balances	Master Trust Balances	Plan's Interest in Master Trust Balances
Mutual funds	$188,455	$188,455	$499,377	$499,377
Common collective trusts	1,080,737	1,080,735	707,992	707,990
Unisys Common Stock Funds	3,797	3,796	7,528	7,527
Total investments at fair value	$1,272,989	$1,272,986	$1,214,897	$1,214,894

Unisys Interest Income Fund	72,335	72,335	80,822	80,822
Total investments at contract value	$72,335	$72,335	$80,822	$80,822

Total net assets	$1,345,324	$1,345,321	$1,295,719	$1,295,716
Changes in the net assets of the Master Trust for the years ended December 31, 2025 and 2024, were as follows (in thousands):

	2025	2024
Interest and dividends	$14,346	$19,540
Net appreciation of Mutual Funds	63,804	62,769
Net appreciation of Common Collective Trusts	122,186	98,564
Net (depreciation) appreciation of Unisys Common Stock Fund	(4,166)	838
Net increase before transfers	196,170	181,711
Transfers in (contributions, loan repayments)	35,848	37,725
Transfers out (benefit payments, administrative fees, participant loans)	(182,413)	(185,811)
Net increase in net assets	49,605	33,625
Net assets:
Beginning of year	1,295,719	1,262,094
End of year	$1,345,324	$1,295,719